American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2023

Focused International Growth - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 95.3%
Australia — 4.0%
CSL Ltd.	8,990	1,587,624
NEXTDC Ltd.(1)	209,450	1,830,599
		3,418,223
Canada — 4.7%
Canadian Pacific Kansas City Ltd.	31,290	2,483,840
GFL Environmental, Inc.	47,197	1,529,183
		4,013,023
China — 5.1%
H World Group Ltd., ADR(1)	37,450	1,508,486
Li Ning Co. Ltd.	169,500	801,109
Tencent Holdings Ltd.	50,500	2,092,737
		4,402,332
Denmark — 4.8%
Novo Nordisk A/S, B Shares	22,307	4,114,609
France — 13.9%
Air Liquide SA	11,131	2,011,107
Airbus SE	10,890	1,593,283
Edenred	29,800	1,898,955
EssilorLuxottica SA	7,520	1,413,435
LVMH Moet Hennessy Louis Vuitton SE	2,950	2,494,689
Schneider Electric SE	14,530	2,490,562
		11,902,031
Germany — 5.0%
Infineon Technologies AG	54,445	1,945,629
Mercedes-Benz Group AG	12,740	932,247
SAP SE	10,040	1,400,624
		4,278,500
Hong Kong — 2.2%
AIA Group Ltd.	207,200	1,874,798
India — 2.0%
HDFC Bank Ltd., ADR	26,840	1,672,400
Indonesia — 2.7%
Bank Central Asia Tbk PT	3,782,900	2,277,326
Ireland — 4.2%
ICON PLC(1)	7,510	1,952,150
Kerry Group PLC, A Shares	17,590	1,641,149
		3,593,299
Italy — 2.7%
Ferrari NV	7,220	2,289,189
Japan — 10.0%
BayCurrent Consulting, Inc.	48,500	1,667,074
Fast Retailing Co. Ltd.	8,700	1,995,878
Keyence Corp.	5,700	2,366,477
Kobe Bussan Co. Ltd.	38,900	969,162
Terumo Corp.	51,800	1,567,336
		8,565,927
Netherlands — 2.3%
DSM-Firmenich AG	21,240	1,964,720

Norway — 2.1%
Seadrill Ltd.(1)	37,150	1,807,347
Spain — 3.6%
Cellnex Telecom SA(1)	34,730	1,328,265
Iberdrola SA	145,854	1,730,227
		3,058,492
Switzerland — 6.9%
Julius Baer Group Ltd.	18,420	1,278,522
Lonza Group AG	4,310	2,377,358
On Holding AG, Class A(1)	33,910	977,625
Sika AG	4,650	1,314,007
		5,947,512
Taiwan — 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	167,000	2,869,553
Thailand — 1.5%
CP ALL PCL	702,700	1,308,502
United Kingdom — 14.2%
AstraZeneca PLC	21,740	2,920,173
HSBC Holdings PLC	267,200	1,998,394
London Stock Exchange Group PLC	23,746	2,456,621
Melrose Industries PLC	218,790	1,415,025
Reckitt Benckiser Group PLC	23,530	1,698,058
Rentokil Initial PLC	223,950	1,705,036
		12,193,307
TOTAL COMMON STOCKS (Cost $77,099,160)		81,551,090
SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,220	5,220
Repurchase Agreements — 4.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $630,964), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $618,177)		618,087
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/28/27, valued at $3,141,624), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $3,080,452)		3,080,000
		3,698,087
TOTAL SHORT-TERM INVESTMENTS (Cost $3,703,307)		3,703,307
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $80,802,467)		85,254,397
OTHER ASSETS AND LIABILITIES — 0.4%		334,844
TOTAL NET ASSETS — 100.0%		$85,589,241

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	18.7%
Financials	15.8%
Industrials	15.1%
Consumer Discretionary	12.8%
Information Technology	12.2%
Consumer Staples	6.5%
Materials	6.1%
Communication Services	4.0%
Energy	2.1%
Utilities	2.0%
Short-Term Investments	4.3%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$1,529,183	$2,483,840	—
China	1,508,486	2,893,846	—
India	1,672,400	—	—
Ireland	1,952,150	1,641,149	—
Norway	1,807,347	—	—
Switzerland	977,625	4,969,887	—
Other Countries	—	60,115,177	—
Short-Term Investments	5,220	3,698,087	—
	$9,452,411	$75,801,986	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.